TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2022
Trade Receivables Net
TRADE RECEIVABLES, NET

NOTE 6: TRADE RECEIVABLES, NET

a.       Trade receivables, net:

	December 31,
	2022	2021
Open accounts (1)	5,945	$7,588
Less-allowance for credit losses	(1,101)	(1,256)
Trade receivables, net	$4,844	$6,332

(1)	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.

b.       Movement in allowance credit losses:

U.S. dollars in thousands
Balance as of January 1, 2021	1,432
Provision for the year	323
Derecognition of bad debts	(499)
Balance as of December 31, 2021	$1,256
Provision for the year	282
Derecognition of bad debts	(437)
Balance as of December 31, 2022	$1,101

Following is information about the credit risk exposure of the Company’s trade receivables:

December 31, 2022:

	U.S. dollars in thousands
	Not past	< 30	30 - 60	61 - 90	91 - 120	>120
	due	days	days	days	days	days	Total
	U.S. dollars in thousands
Gross carrying amount	$1,570	$999	$357	$330	$491	$2,198	$5,945
Allowance for doubtful accounts	$4	$87	$48	$60	$78	$824	$1,101
Trade receivables, net	1,566	912	309	270	413	1,374	$4,844

December 31, 2021:

	U.S. dollars in thousands
	Not past	< 30	30 - 60	61 - 90	91 - 120	>120
	due	days	days	days	days	days	Total
	U.S. dollars in thousands
Gross carrying amount	$2,715	$910	$847	$693	$435	$1,988	$7,588
Allowance for doubtful accounts	$7	$64	$59	$97	$65	$964	$1,256
Trade receivables, net	2,708	846	788	596	370	1,024	$6,332